Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used	The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of options and SARs granted during the years indicated:

	For the years ended December 31,
	2023	2022	2021
Weighted average share price at the date of grant (1)	USD 8.30 (CHF 7.46)	USD 3.57 (CHF 3.41)	USD 2.95 (CHF 2.70)
Range of expected volatilities (%) (2)	68.7-83.8	96.3	82.1
Expected term (years) (3)	6.25	2.50	2.50
Range of risk-free interest rates (%) (1)(4)	3.5-4.8	0.7	0.0
Dividend yield (%)	0.0	0.0	0.0

(1) Following the NASDAQ listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.

(2) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company's industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate in 2023 is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term. Prior to 2023, the risk-free interest rate was based on Switzerland Short-Term Government Bonds with maturities approximately equal to the expected term.

Summary the Following Table Company's Stock Option and SAR activity under the 2023 Plan

The following table summarizes the Company’s stock option and SAR activity under the 2023 Plan for the following periods:

	Number of options (1)	Weighted average exercise price (1) (CHF)	Range of expiration dates
Outstanding as of January 1, 2021	1,116,045	1.96	2026-2029
Granted	341,794	2.36	2030
Forfeited	(168,749)	2.09	2027-2028
Outstanding as of December 31, 2021	1,289,090	2.05	2026-2030
Exercisable at December 31, 2021	759,324	1.90	2026-2030
Outstanding as of January 1, 2022	1,289,090	2.05	2026-2030
Granted	629,295	2.98	2031
Forfeited	(94,273)	2.35	2023-2030
Exercised	(61,163)	1.85	2026-2027
Outstanding as of December 31, 2022	1,762,949	2.39	2027-2031
Exercisable at December 31, 2022	819,603	1.97	2027-2031
Outstanding as of January 1, 2023	1,762,949	2.39	2027-2031
Options granted(2)	1,614,000	7.49	2033
SARs granted	134,765	7.27	2033
Earnout options granted	369,737	0.01	2028
Forfeited(2)(3)	(302,299)	2.62	2033
Exercised(3)	(112,942)	2.43	2028-2032
Outstanding as of December 31, 2023	3,466,210	4.50	2027-2033
Exercisable at December 31, 2023	1,164,513	2.21	2028-2033

(1) Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.

(2) Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Business Combination and Financing Activities for further details.

(3) Forfeited amount includes earnout options forfeited during the year ended December 31, 2023. No SARs have been exercised or forfeited during the year ended December 31, 2023.

Summary of Number and Weighted Average Exercise Prices of Restricted Stock

The number and weighted average exercise prices of restricted stock awards outstanding under the 2023 Plan are as follows (recast after applying the Exchange Ratio to reflect the impact of the BCA):

	Number of Restricted Stock Awards	Weighted average exercise price (CHF)
Issued and exercised as of January 1, 2021	745,512	1.58
Granted and exercised during 2021	441,419	1.99
Issued and exercised as of December 31, 2021	1,186,931	1.73
Not subject to repurchase at December 31, 2021	710,338	1.59
Issued and exercised as of January 1, 2022	1,186,931	1.73
Issued and exercised as of December 31, 2022	1,186,931	1.73
Not subject to repurchase at December 31, 2022	934,044	1.66
Issued and exercised as of January 1, 2023	1,186,931	1.73
Issued and exercised as of December 31, 2023	1,186,931	1.73
Not subject to repurchase at December 31, 2023	1,088,838	1.71